Royce CR Prospectus | Royce Smaller-Companies Growth Fund
Royce Smaller-Companies Growth Fund
Investment Goal

Royce Smaller-Companies Growth Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Royce CR Prospectus Royce Smaller-Companies Growth Fund Consultant Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge on purchases held for less than 365 days	1.00%
Maximum sales charge (load) imposed on reinvested dividends	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Royce CR Prospectus Royce Smaller-Companies Growth Fund Consultant Class
Management fees	1.00%
Distribution (12b-1) fees	1.00%
Other expenses	0.36%
Total annual Fund operating expenses	2.36%
Fee waivers and/or expense reimbursements	(0.12%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	2.24%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Consultant Class's net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 2.24% through April 30, 2019.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Consultant Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example	Royce CR Prospectus Royce Smaller-Companies Growth Fund Consultant Class USD ($)
1 Year	$ 227
3 Years	725
5 Years	1,250
10 Years	$ 2,687

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategy

Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of companies with stock market capitalizations up to $7.5 billion that Royce believes have above-average growth prospects. Royce also considers the extent to which such companies are trading below its estimate of their current worth and/or have the potential for higher internal rates of return or improved profit margins.

   Normally, the Fund invests at least 80% of its net assets in equity securities of companies with stock market capitalizations up to $7.5 billion. The Fund may continue to hold or, in some cases, build positions in companies with market capitalizations of more than $7.5 billion. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Smaller-Companies Growth Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

   The prices of equity securities of companies with stock market capitalizations up to $7.5 billion are generally more volatile than those of larger-cap securities. In addition, because these securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

   Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

   To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

   Royce’s estimate of a company’s growth prospects and/or current worth also may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

   Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index.

Calendar Year Total Returns

During the period shown in the bar chart, the highest return for a calendar quarter was 23.76% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -29.14% (quarter ended 12/31/08).

Annualized Total Returns As of 12/31/17 (%)
The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Average Annual Returns - Royce CR Prospectus - Royce Smaller-Companies Growth Fund	1 Year	5 Years	10 Years
Consultant Class	16.92%	10.84%	5.21%
After Taxes on Distributions | Consultant Class	12.00%	6.53%	3.09%
After Taxes on Distributions and Sale of Fund Shares | Consultant Class	13.44%	7.97%	3.82%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	14.65%	14.12%	8.71%